SIGNIFICANT ACCOUNTING POLICIES - Allowance for CA losses ("ALCAL") (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
ALCAL balance, beginning	$ 1,587	$ 900
Provision for ALCAL	11,934	5,723
Recoveries for ALCAL	(7,225)	(4,247)
CA receivables charged off	(3,870)	(789)
ALCAL balance, ending	$ 2,426	$ 1,587
Minimum
Financing Receivable, Allowance for Credit Loss [Line Items]
Percentage of loss rate to the allowance for CA losses	3.13%	0.75%
Maximum
Financing Receivable, Allowance for Credit Loss [Line Items]
Percentage of loss rate to the allowance for CA losses	3.35%	5.10%
Weighted Average
Financing Receivable, Allowance for Credit Loss [Line Items]
Percentage of loss rate to the allowance for CA losses	3.22%	2.15%